Fees Summary $ in Thousands	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $3,193,000 (comprised of (i) $1,300,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index., (ii) $1,893,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index.

Narrative - Max Aggregate Offering Price	$ 3,193
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A